Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Net loss	$ (42,627)	$ (31,750)	$ (29,157)
Weighted-average shares used in computing net loss per share, basic	80,581,440	69,927,566	69,377,922
Weighted-average shares used in computing net loss per share, diluted	80,581,440	69,927,566	69,377,922
Net loss per share, basic	$ (0.53)	$ (0.45)	$ (0.42)
Net loss per share, diluted	$ (0.53)	$ (0.45)	$ (0.42)